Convertible Notes Payable Disclosure: Convertible Debt Scedule (Details) - USD ($)	Mar. 31, 2023	Mar. 30, 2023
Details
Principal amount of debt	$ 79,250	$ 79,250
Less: unamortized debt discount	(40,386)	(59,926)
Convertible notes payable, net	$ 38,864	$ 19,324